Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits
Contributions to medical and pension schemes	¥ 626.4	¥ 481.8	¥ 366.4
Other employee benefits	410.5	315.1	235.5
Total group's employee welfare benefits expense	¥ 1,036.9	¥ 796.9	¥ 601.9